Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 50,745	$ 55,393	$ 105,246	$ 103,841
Share-based compensation	32,290	21,806	57,668	48,669
Professional services	9,971	10,110	20,745	19,003
Travel expenses	9,079	11,830	17,503	22,649
Office expenses	8,084	5,328	15,894	11,770
Other expenses	15,164	15,270	27,569	24,409
Total selling, general and administrative expenses	$ 125,333	$ 119,737	$ 244,625	$ 230,341